Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before provision for income taxes consists of the following:

	December 31,
	2017	2016	2015
	U.S. dollars in thousands

Domestic (Israel)	$5,582	$15,765	$13,388
Foreign (U.S.)	335	41	1,953
	$5,917	$15,806	$15,341

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax provision consist of the following:

	December 31,
	2017	2016	2015

	U.S. dollars in thousands

Current Provision for income taxes:
Domestic (Israel)	$-	$5	$-
Foreign (U.S.)	39	166	24
Total current provision for income taxes	$39	$171	$24
Previous years adjustments – foreign	(16)	50	-
Deferred tax benefit – foreign	5	(5)	-
Total provision for income tax	$28	$216	$24

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2017	2016
	U.S. dollars in thousands

Operating loss roll forward	$8,459	$5,685
Reserves and allowances	1,018	1,956
Net deferred tax asset before valuation allowance	9,477	7,641
Valuation allowance	(9,477)	(7,636)
	$-	$5